Expense Example	Apr. 30, 2026 USD ($)
21Shares FTSE Crypto 10 Index ETF | 21Shares FYTSE Crypto 10 Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 160
Expense Example, with Redemption, 3 Years	496
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares FTSE Crypto 10 ex-BTC Index ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	425
21Shares 2x Long Dogecoin ETF | 21Shares 2x Long Dogecoin ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	339
Expense Example, with Redemption, 3 Years	1,033
21Shares 2x Long Sui ETF | 21Shares 2x Long Sui ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	456
Expense Example, with Redemption, 3 Years	$ 1,374